Revenue Recognition	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
Revenue recognition

Note 10. Revenue recognition

Disaggregation of Revenues

The following table provides information about disaggregated revenue by geographical areas:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
EMEA	$42,616	$39,355
America	63,406	57,356
APAC	18,936	15,740
Total	$124,958	$112,451

Contract Balances

The following table provides information about contract liabilities from contracts with customers:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Contract liabilities, current	121,645	122,983
Contract liabilities, non-current	$35,476	$36,426

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non-current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $159,409 and $138,982 of deferred revenue as of December 31, 2021 and 2020, respectively, the Company recognized $73,264 and $68,282 as revenue during the six months ended June 30, 2022 and 2021.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of June 30, 2022 and December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $228,461 and $231,666 respectively, which consists of both billed consideration in the amount of $157,121 and $159,409 respectively, and unbilled consideration in the amount of $71,340 and $72,257 respectively, that the Company expects to recognize as revenue. As of June 30, 2022, the Company expects to recognize 62% of its remaining performance obligations as revenue in the next 12 months.

Contract acquisition costs

The Company capitalizes sales commissions and associated payroll taxes paid to sales personnel that are incremental to obtaining customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.

Sales commissions for the renewal of a contract are considered commensurate with the sales commissions paid for the acquisition of the initial contract given no substantive difference in commission rates in proportion to their respective contract values. Sales commissions paid upon the initial acquisition and for the renewal of a contract are amortized over the contractual term of the initial contract or the renewal.

Amortization of sales commissions are consistent with the pattern of revenue recognition of each performance obligation and are included in sales and marketing expense in the consolidated statements of operations.

The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. No impairment losses of capitalizes sales commissions were recorded during the periods presented.

Amortization of deferred contract acquisition costs for the six months ended in June 30, 2022 and 2021 were $5,322 and $4,506, respectively.